OUTSTANDING WARRANTS (Details)									1 Months Ended						3 Months Ended				9 Months Ended		12 Months Ended			24 Months Ended
	Sep. 09, 2015 USD ($) $ / shares shares	May. 15, 2015 USD ($) $ / shares shares	Feb. 06, 2015 USD ($) $ / shares shares	Nov. 01, 2014	Oct. 06, 2014 USD ($) shares	Oct. 01, 2014 USD ($) $ / shares shares	Sep. 16, 2014 USD ($) $ / shares shares	Jul. 21, 2014 shares	Sep. 30, 2015 USD ($) $ / shares shares	Aug. 10, 2015 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) shares	May. 31, 2015 $ / shares shares	Mar. 31, 2015 USD ($) $ / shares shares	Sep. 30, 2014 USD ($) $ / shares shares	Sep. 30, 2015 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) $ / shares shares	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($) $ / shares	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2014 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2012 shares	Dec. 31, 2010 $ / shares shares	Jan. 01, 2015 USD ($)	Oct. 31, 2014 USD ($)	Jun. 30, 2013 USD ($)
OUTSTANDING WARRANTS (Details) [Line Items]
Warrants, Increase (Decrease), Net																			267,828
Warrants and Rights Outstanding (in Dollars) | $																									$ 447,436
Class of Warrant or Rights, Granted								6,000					800						285,388		245,139	14,157
Warrants, Term of Warrants												4 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares												$ 19.00	$ 10.00			$ 10.00
Warrants, Fair Value of Warrants, Granted (in Dollars) | $																			$ 107,599	$ 0	$ 0	$ 0
Stock Issued During Period, Shares, New Issues											338	1,000							68,519
Proceeds from Issuance or Sale of Equity (in Dollars) | $											$ 1,690		$ 5,000						$ 2,544	0	0	$ 0
Debt Conversion, Original Debt, Amount (in Dollars) | $															$ 689,455				$ 689,455		$ 474,477
Class of Warrant or Rights, Expired																			4,800		9,200	0
Class of Warrant or Rights Weighted Average Exercise Price of Warrants or Rights Cancelled (in Dollars per share) | $ / shares																			$ 10.00		$ 9.50	$ 0
Class of Warrant or Rights, Exercised																			12,760
Proceeds from Warrant Exercises (in Dollars) | $													$ 8,000						$ 119,366	24,000	$ 44,000	$ 0
Proceeds from Issuance of Common Stock (in Dollars) | $																			$ 0	$ 1,760,310	$ 2,084,115	$ 346,930
Common Stock to be Issued, Shares									67,589						67,589				67,589		6,000	300
Stock Issued During Period, Shares, Issued for Services																			2,000	1,200	12,000
Stock Issued During Period, Value, Issued for Services (in Dollars) | $																			$ 17,000	$ 60,000	$ 60,000	$ 0
Adjustments to Additional Paid in Capital, Warrant Issued (in Dollars) | $																					$ 209,576
Class of Warrant or Rights Exercisable									575,264						575,264				575,264		312,336	220,997
Class of Warrant or Rights, Warrants Exercisable, Fair Value (in Dollars) | $																					$ 42,231
Class of Warrant or Rights, Weighted Average Exercise Price of Warrants or Rights, Exercised (in Dollars per share) | $ / shares																			$ 10.00
Stock Issued During Period, Value, Conversion of Convertible Securities (in Dollars) | $																						$ 19,100
Private Placement [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted																					14,157	13,877	69,800
Warrants, Term of Warrants																					4 years	4 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares																					$ 5.00	$ 5.00
Stock Issued During Period, Shares, New Issues																						68,386
Series B Preferred Stock [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted																						60,000		60,000
Warrants, Term of Warrants																						4 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares									$ 10.00						$ 10.00				10.00					$ 10.00
Warrants, Fair Value of Warrants, Granted (in Dollars) | $																						$ 120,000
Stock Issued During Period, Shares, New Issues																								375,000
Consulting Agreement with Public Relations Services [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted		6,000
Warrants, Term of Warrants		5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares		$ 11.00
Warrants, Fair Value of Warrants, Granted (in Dollars) | $		$ 52,639
Class of Warrant or Right, Vesting Terms		This non-cash expense will be recorded ratably as a general and administrative expense in the Company’s Statement of Operations during the twelve-month vesting period.
Warrants Issued in Connection with Consulting Agreement [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted							900
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares							$ 5.00
Class of Warrant or Right, Vesting Terms							The warrants vest in tranches of 300 shares per qualifying event
Consulting Agreement, Term							6 years
Consulting Agreement with Advisory Services [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Agreement, Term								6 months
Class of Warrant or Rights, Warrants Exercisable, Fair Value (in Dollars) | $						$ 83,673
Consulting Agreement with Financial Advisory and Investment Banker Services [member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted					47,500
Agreement, Term				6 months	6 months
Convertible Debt [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Debt Instrument, Face Amount (in Dollars) | $										$ 1,795,000																$ 750,000	$ 40,000
Class of Warrant or Rights, Granted			6,500							236,000
Warrants, Term of Warrants										5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares			$ 20.00							$ 7.50
Debt Conversion, Original Debt, Amount (in Dollars) | $			$ 65,000						$ 689,455								$ 20,000	$ 19,100
Shares Issued, Price Per Share (in Dollars per share) | $ / shares			$ 10.00															$ 5.00
Minimum [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares									$ 5.00						5.00				5.00
Maximum [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares									22.50						22.50				$ 22.50
Private Placement Agent [Member] | Convertible Debt [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted										28,320
Warrants, Fair Value of Warrants, Granted (in Dollars) | $										$ 214,162
Equity Issued for Services [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted	12,000																				2,400
Warrants, Term of Warrants	5 years																				4 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares	$ 8.50																				$ 5.00
Warrants, Fair Value of Warrants, Granted (in Dollars) | $	$ 84,049
Stock Issued During Period, Shares, Issued for Services																					12,000
Stock Issued During Period, Value, Issued for Services (in Dollars) | $																					$ 60,000
Adjustments to Additional Paid in Capital, Warrant Issued (in Dollars) | $																					31,835
Non-Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options (in Dollars) | $																					28,165
Increase (Decrease) in Other Accounts Payable and Accrued Liabilities (in Dollars) | $																					31,835
Increase (Decrease) in Prepaid Expenses, Other (in Dollars) | $																					$ 28,165
Shares Issued, Price Per Share (in Dollars per share) | $ / shares																					$ 5.00
Equity Issued for Services [Member] | Warrants Issued in Connection with Consulting Agreement [Member] | Consulting Agreement with Advisory Services [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Warrants, Fair Value of Warrants, Granted (in Dollars) | $							$ 17,453
Equity Issued for Services [Member] | Consulting Agreement with Advisory Services [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted						4,000
Warrants, Term of Warrants						5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares						$ 5.00
Stock Issued During Period, Shares, Issued for Services					2,500
Stock Issued During Period, Value, Issued for Services (in Dollars) | $					$ 52,500
Equity Issued for Services [Member] | Consulting Agreement with Financial Advisory and Investment Banker Services [member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted						4,000
Warrants, Term of Warrants						5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares						$ 5.00
Stock Issued During Period, Shares, Issued for Services					47,500
Stock Issued During Period, Value, Issued for Services (in Dollars) | $					$ 997,500
Class of Warrant or Rights, Warrants Exercisable, Fair Value (in Dollars) | $						$ 83,673
Stock and Warrants Issued for Cash [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues																			3,000
Proceeds from Issuance or Sale of Equity (in Dollars) | $																			$ 15,000
Stock and Warrants Issued for Cash [Member] | Warrants Exercisable at $5.00 [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted																600
Warrants, Term of Warrants																4 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares													$ 5.00			$ 5.00
Stock Issued During Period, Shares, New Issues																3,000
Proceeds from Issuance or Sale of Equity (in Dollars) | $																$ 15,000					$ 5,000
Number of Deposits																					3
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																					200
Stock and Warrants Issued for Cash [Member] | Warrants Exercisable at $9.50 [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted																			68
Warrants, Term of Warrants																			4 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares									9.50						9.50				$ 9.50
Stock Issued During Period, Shares, New Issues																			338
Proceeds from Issuance or Sale of Equity (in Dollars) | $																			$ 1,690
Stock and Warrants Issued for Cash [Member] | Warrants Exercisable at $19.00 [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted																			200
Warrants, Term of Warrants																			4 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares									19.00						19.00				$ 19.00
Stock Issued During Period, Shares, New Issues																			1,000
Proceeds from Issuance or Sale of Equity (in Dollars) | $																			$ 5,000
Stock and Warrants Issued for Cash [Member] | Warrants Exercisable at $20.00 [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted																			1,300
Warrants, Term of Warrants																			4 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares									$ 20.00						$ 20.00				$ 20.00
Debt Conversion, Original Debt, Amount (in Dollars) | $																			$ 65,000
Warrants Expired [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Number of Warrant Holders																			7
Stock Issued for Exercise of Warrants [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Expired																					9,500
Class of Warrant or Rights, Exercised															2,000	10,760					9,200
Proceeds from Warrant Exercises (in Dollars) | $															$ 127,600				$ 99,600		$ 44,000
Warrants to be Issued																					2,400
Class of Warrant or Rights, Weighted Average Exercise Price of Warrants or Rights, Exercised (in Dollars per share) | $ / shares																					$ 7.50
Stock Issued During Period, Value, Conversion of Convertible Securities (in Dollars) | $																					$ 68,000
Stock Issued During Period, Shares, Conversion of Convertible Securities																			6,960		6,800
Equity Issued for Cash [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted																					87,572
Warrants, Term of Warrants																					4 years
Stock Issued During Period, Shares, New Issues																					424,862
Proceeds from Issuance or Sale of Equity (in Dollars) | $																					$ 2,124,310
Equity Issued for Cash [Member] | Minimum [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares																					$ 5.00
Equity Issued for Cash [Member] | Maximum [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares																					$ 22.50
Stock to be issued [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted														2,400							600
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares														$ 10.00						$ 10.00	$ 5.00
Proceeds from Issuance or Sale of Equity (in Dollars) | $														$ 24,000							$ 16,500
Common Stock to be Issued, Shares																					3,300
Warrants to be Issued																					660
Equity Issued for Consulting Services [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted																					145,167
Shares Issued, Price Per Share (in Dollars per share) | $ / shares																					$ 5.00
Number of Consultants																					2
Agreement, Term																					5 years
Class of Warrant or Rights Exercisable																					10,067